Provisions (Tables)	12 Months Ended
Dec. 31, 2017
Non-current provision [member]
Summary of Current Provisions

Non-current provisions:

	Legal claims	Obligations for dismantling, removing and site restoration	Total
Balance at 1 January 2017	6,889	180,652	187,541
Provisions recognized/(reversed)	4,256	(8,461)	(4,205)
Unwinding of discount	—	15,328	15,328
Transfer to current provisions	(2,258)	—	(2,258)
Effect of changes in exchange rates	—	1,012	1,012

Balance at 31 December 2017	8,887	188,531	197,418

	Legal claims	Obligations for dismantling, removing and site restoration	Total
Balance at 1 January 2016	4,103	126,516	130,619
Provisions recognized/(reversed)	4,312	52,031	56,343
Unwinding of discount	—	(1,308)	(1,308)
Transfer to current provisions	(1,526)	—	(1,526)
Effect of changes in exchange rates	—	3,413	3,413

Balance at 31 December 2016	6,889	180,652	187,541

Current provision [member]
Summary of Current Provisions

Current provisions:

	Legal claims	Bonus	Other	Total
Balance at 1 January 2016	10,260	141,855	—	152,115
Provisions recognized/(reversed)	140,457	251,005	785	392,247
Amounts used	(134,019)	(220,269)	—	(354,288)
Transfers from non-current provisions	1,526	—	—	1,526
Effect of changes in exchange rates	42	800	—	842

Balance at 31 December 2016	18,266	173,391	785	192,442

	Legal claims	Bonus (*)	Other	Total
Balance at 1 January 2017	18,266	173,391	785	192,442
Provisions recognized/(reversed) (**)	583,788	318,603	(785)	901,606
Amounts used	(1,188)	(263,080)	—	(264,268)
Transfer from non-current provisions	2,258	—	—	2,258
Unwinding of discount	2,531	—	—	2,531
Effect of changes in exchange rates	24	606	—	630

Balance at 31 December 2017	605,679	229,520	—	835,199

(*)	Includes share-based payment (Note 28).
(**)	Refer to Note 36.1 and 36.3.